Consolidated Balance Sheets In Thousands	12 Months Ended
	Mar. 31, 2011 USD ($)	Mar. 31, 2010 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
Current assets:
Cash and cash equivalents	$ 2,158,663	$ 2,917,651	¥ 179,169,000	¥ 242,165,000
Time deposits	24,217		2,010,000	1,723,000
Trade receivables:
Notes	558,494		46,355,000	45,277,000
Accounts	5,052,422		419,351,000	443,089,000
Less - Allowance for doubtful receivables	(199,518)		(16,560,000)	(16,896,000)
Current maturities of long-term finance receivables, net	2,514,108		208,671,000	196,144,000
Inventories:
Finished goods	1,033,735		85,800,000	95,436,000
Work in process and raw materials	1,026,903		85,233,000	73,815,000
Deferred income taxes and other	770,964		63,990,000	63,859,000
Total current assets	12,939,988		1,074,019,000	1,144,612,000
Property, plant and equipment, at cost:
Land	535,470		44,444,000	44,998,000
Buildings	3,162,928		262,523,000	246,469,000
Machinery and equipment	8,882,771		737,270,000	656,962,000
Construction in progress	63,012		5,230,000	27,682,000
Total	12,644,181		1,049,467,000	976,111,000
Less - accumulated depreciation and amortization	(9,454,542)		(784,727,000)	(713,090,000)
Net property, plant and equipment	3,189,639		264,740,000	263,021,000
Investments and other assets:
Long-term finance receivables, net	5,370,867		445,782,000	445,896,000
Investment securities	589,265		48,909,000	49,049,000
Investments in and advances to affiliates	2,566		213,000	819,000
Goodwill	2,663,410	2,971,530	221,063,000	246,637,000
Other intangible assets	1,574,072		130,648,000	147,886,000
Lease deposits and other	927,976		77,022,000	86,023,000
Total investments and other assets	11,128,156		923,637,000	976,310,000
Total assets	27,257,783		2,262,396,000	2,383,943,000
Current liabilities:
Short-term borrowings	481,048		39,927,000	75,701,000
Current maturities of long-term indebtedness	1,338,506		111,096,000	94,026,000
Trade payables:
Notes	147,181		12,216,000	12,211,000
Accounts	2,870,687		238,267,000	261,186,000
Accrued income taxes	161,614		13,414,000	15,263,000
Accrued expenses and other	2,406,988		199,780,000	202,017,000
Total current liabilities	7,406,024		614,700,000	660,404,000
Long-term liabilities:
Long-term indebtedness	5,776,169		479,422,000	514,718,000
Accrued pension and severance costs	1,698,494		140,975,000	140,460,000
Deferred income taxes and other	536,566		44,535,000	44,487,000
Total long-term liabilities	8,011,229		664,932,000	699,665,000
Commitments and contingent liabilities (Note 16)
Ricoh Company, Ltd. shareholders' equity:
Authorized - 1,500,000,000 shares in 2010 and 2011 Issued and outstanding - 744,912,078 shares and 725,591,355 shares in 2010 and 744,912,078 shares and 725,502,668 shares in 2011	1,630,891		135,364,000	135,364,000
Additional paid-in capital	2,241,964		186,083,000	186,083,000
Retained earnings	9,830,964		815,970,000	820,701,000
Accumulated other comprehensive loss	(2,056,651)		(170,702,000)	(132,051,000)
Treasury stock at cost; 19,320,723 shares in 2010 and 19,409,410 shares in 2011	(443,831)		(36,838,000)	(36,756,000)
Total Ricoh Company, Ltd. shareholders' equity	11,203,337		929,877,000	973,341,000
Noncontrolling Interests	637,193		52,887,000	50,533,000
Total equity	11,840,530	12,335,831	982,764,000	1,023,874,000
Total liabilities and equity	$ 27,257,783		¥ 2,262,396,000	¥ 2,383,943,000